Related Parties - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		89 Months Ended	92 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Related Party Transaction [Line Items]
Amount payable to TRC	$ 30,200		$ 28,268	$ 84,756	$ 28,268	$ 30,200
Total cash services and reimbursed expenses	85,607	100,607	327,452	655,923	2,131,217	2,216,824
Two River Consulting Llc
Related Party Transaction [Line Items]
Amount payable to TRC			55,000		55,000
Related Party Transactions Total Billed Amount For Services Rendered	76,151	69,615	273,171			1,819,392
Related Party Transactions Billed Amount For Services Rendered Per Month	$ 25,384		$ 22,764